Schedule of Allowance for Doubtful Accounts (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 1	$ 4,484,321
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 2	787,033
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 3	(242,247)
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 4	5,029,107
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 5	826,232
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 6	(2,900,447)
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 7	(329,127)
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 8	$ 2,625,765